Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	8,202,263
Maximum Aggregate Offering Price	$ 287,735,386.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,052.29
Offering Note	(1) The number of shares of common stock, par value $1.00 per share, of FB Financial Corporation ("FB Financial" and such shares, "FB Financial common stock") being registered is based upon an estimate of (i) the exchange ratio of 0.80 of a share of FB Financial common stock for each share of common stock, par value $5.00 per share, of Southern States Bancshares, Inc. ("Southern States" and, such shares, the "Southern States common stock") multiplied by (ii) the estimated maximum number of 10,252,829.00 shares of Southern States common stock (including shares underlying stock options, restricted stock units, and restricted stock awarded under Southern States' equity-based compensation plans) to be exchanged or converted for the securities being registered. Pursuant to Rule 416, this Registration Statement also covers an indeterminate number of shares of FB Financial common stock as may become issuable as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The aggregate offering price is (x) the average of the high and low prices of Southern States' common stock as reported on the NASDAQ Global Select Market on May 5, 2025 ($35.08) multiplied by (10,252,829.00) the maximum number of shares of Southern States' common stock to be converted in the merger. (3) Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price by 0.00015310.